Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Ivy Cash Management Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Cash Management Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges. In addition, Class C shares of the Fund are not available for direct investments.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/><br/> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/><br/> (expenses that you pay each year as a % of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares if they were exchanged from Class A shares of another Ivy Fund that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within twelve months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Cash Management Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. The Fund seeks, as well, to maintain a NAV of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 60 calendar days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

Ivy Investment Management Company (IICO), the Fund’s investment manager, may look at a number of factors in selecting securities for the Fund’s portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity, maturity and yield, as well as the industry sector of the issuer of the security. IICO also must select securities for the Fund in compliance with the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7) that apply to money market funds.

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is not intended as a complete investment program.

The Fund operates as a retail money market fund and only accounts beneficially owned by natural persons may be invested in the Fund. The Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Further, the Fund’s policies and procedures impose liquidity fees on redemptions or temporarily suspend redemptions (“gating”) if the Fund’s weekly liquid assets fall below a certain threshold and the Board of Trustees (Board) determines such actions to be in the best interest of the Fund. Among other requirements, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or gate redemptions for a period of not more than 10 business days.

The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Amortized Cost Risk. In the event that the Board determines that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Fund shares or liquidating the Fund.
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security’s liquidity, and could make it more difficult to sell. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
  Income Risk. The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. The Fund may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, the Fund's holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Further, stocks in the Index may underperform other equity investments. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. At times, the Fund may become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector. Additionally, global economies and financial markets are becoming increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds and is subject to regulation by the SEC. These rules govern the manner in which the Fund is structured and operated and could significantly affect the money market fund industry generally and, therefore, may impact Fund expenses, operations, returns and liquidity.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The returns presented below for the Fund reflect the performance of Waddell & Reed Advisors Cash Management (the “Cash Management Predecessor Fund” or the “Predecessor Fund”) through February 26, 2018, and the performance of the Fund thereafter. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets and liabilities of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.

The chart and table below provide some indication of the risks of investing in the Predecessor Fund prior to February 26, 2018, and in the Fund beginning on February 26, 2018. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Predecessor Fund and the Fund and also compares the returns with those of Morningstar and Lipper peer groups (each comprised of a universe of mutual funds with investment objectives similar to that of the Fund).

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to January 31, 2012, the Predecessor Fund’s investment objective was to provide maximum current income consistent with stability of principal. Effective as of January 31, 2012, the Predecessor Fund changed its investment objective to seeking to provide current income consistent with maintaining liquidity and preservation of capital.

		The past performance does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call 800.777.6472 for the Fund’s most recent 7-day yield.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Predecessor Fund prior to February 26, 2018, and in the Fund beginning on February 26, 2018. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Predecessor Fund and the Fund and also compares the returns with those of Morningstar and Lipper peer groups (each comprised of a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns<br/>as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 0.45% (the fourth quarter of 2018) and the lowest quarterly return was 0.00% (the second, third and fourth quarters of 2010; the first, second, third and fourth quarters of 2011, 2012, 2013, 2014 and 2015; and the first, second and third quarters of 2016). As of December 31, 2018, the 7-day yield was equal to 1.95%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/><br/>as of December 31, 2018
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	As of December 31, 2018, the 7-day yield was equal to 1.95%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	1.95%
Ivy Cash Management Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[3]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund.
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	237
5 Years	rr_ExpenseExampleNoRedemptionYear05	411
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 918
2009	rr_AnnualReturn2009	0.85%
2010	rr_AnnualReturn2010	0.03%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.02%
2013	rr_AnnualReturn2013	0.02%
2014	rr_AnnualReturn2014	0.02%
2015	rr_AnnualReturn2015	0.02%
2016	rr_AnnualReturn2016	0.03%
2017	rr_AnnualReturn2017	0.43%
2018	rr_AnnualReturn2018	1.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date 2nd Quarter 2016	ivyf1_LowestQuarterlyReturnDate2ndQuarter2016	Jun. 30, 2016
Lowest Quarterly Return, Date 1st Quarter 2016	ivyf1_LowestQuarterlyReturnDate1stQuarter2016	Mar. 31, 2016
Lowest Quarterly Return, Date 4th Quarter 2015	ivyf1_LowestQuarterlyReturnDate4thQuarter2015	Dec. 31, 2015
Lowest Quarterly Return, Date 3rd Quarter 2015	ivyf1_LowestQuarterlyReturnDate3rdQuarter2015	Sep. 30, 2015
Lowest Quarterly Return, Date 2nd Quarter 2015	ivyf1_LowestQuarterlyReturnDate2ndQuarter2015	Jun. 30, 2015
Lowest Quarterly Return, Date 1st Quarter 2015	ivyf1_LowestQuarterlyReturnDate1stQuarter2015	Mar. 31, 2015
Lowest Quarterly Return, Date 4th Quarter 2014	ivyf1_LowestQuarterlyReturnDate4thQuarter2014	Dec. 31, 2014
Lowest Quarterly Return, Date 3rd Quarter 2014	ivyf1_LowestQuarterlyReturnDate3rdQuarter2014	Sep. 30, 2014
Lowest Quarterly Return, Date 2nd Quarter 2014	ivyf1_LowestQuarterlyReturnDate2ndQuarter2014	Jun. 30, 2014
Lowest Quarterly Return, Date 1st Quarter 2014	ivyf1_LowestQuarterlyReturnDate1stQuarter2014	Mar. 31, 2014
Lowest Quarterly Return, Date 4th Quarter 2013	ivyf1_LowestQuarterlyReturnDate4thQuarter2013	Dec. 31, 2013
Lowest Quarterly Return, Date 3rd Quarter 2013	ivyf1_LowestQuarterlyReturnDate3rdQuarter2013	Sep. 30, 2013
Lowest Quarterly Return, Date 2nd Quarter 2013	ivyf1_LowestQuarterlyReturnDate2ndQuarter2013	Jun. 30, 2013
Lowest Quarterly Return, Date 1st Quarter 2013	ivyf1_LowestQuarterlyReturnDate1stQuarter2013	Mar. 31, 2013
Lowest Quarterly Return, Date 4th Quarter 2012	ivyf1_LowestQuarterlyReturnDate4thQuarter2012	Dec. 31, 2012
Lowest Quarterly Return, Date 3rd Quarter 2012	ivyf1_LowestQuarterlyReturnDate3rdQuarter2012	Sep. 30, 2012
Lowest Quarterly Return, Date 2nd Quarter 2012	ivyf1_LowestQuarterlyReturnDate2ndQuarter2012	Jun. 30, 2012
Lowest Quarterly Return, Date 1st Quarter 2012	ivyf1_LowestQuarterlyReturnDate1stQuarter2012	Mar. 31, 2012
Lowest Quarterly Return, Date 4th Quarter 2011	ivyf1_LowestQuarterlyReturnDate4thQuarter2011	Dec. 31, 2011
Lowest Quarterly Return, Date 3rd Quarter 2011	ivyf1_LowestQuarterlyReturnDate3rdQuarter2011	Sep. 30, 2011
Lowest Quarterly Return, Date 2nd Quarter 2011	ivyf1_LowestQuarterlyReturnDate2ndQuarter2011	Jun. 30, 2011
Lowest Quarterly Return, Date 1st Quarter 2011	ivyf1_LowestQuarterlyReturnDate1stQuarter2011	Mar. 31, 2011
Lowest Quarterly Return, Date 4th Quarter 2010	ivyf1_LowestQuarterlyReturnDate4thQuarter2010	Dec. 31, 2010
Lowest Quarterly Return, Date 3rd Quarter 2010	ivyf1_LowestQuarterlyReturnDate3rdQuarter2010	Sep. 30, 2010
Lowest Quarterly Return, Date 2nd Quarter 2010	ivyf1_LowestQuarterlyReturnDate2ndQuarter2010	Jun. 30, 2010
Lowest Quarterly Return, Second Quarter 2016	ivyf1_LowestQuarterlyReturnSecondQuarter2016	0.00%
Lowest Quarterly Return, First Quarter 2016	ivyf1_LowestQuarterlyReturnFirstQuarter2016	0.00%
Lowest Quarterly Return, Fourth Quarter 2015	ivyf1_LowestQuarterlyReturnFourthQuarter2015	0.00%
Lowest Quarterly Return, Third Quarter 2015	ivyf1_LowestQuarterlyReturnThirdQuarter2015	0.00%
Lowest Quarterly Return, Second Quarter 2015	ivyf1_LowestQuarterlyReturnSecondQuarter2015	0.00%
Lowest Quarterly Return, First Quarter 2015	ivyf1_LowestQuarterlyReturnFirstQuarter2015	0.00%
Lowest Quarterly Return, Fourth Quarter 2014	ivyf1_LowestQuarterlyReturnFourthQuarter2014	0.00%
Lowest Quarterly Return, Third Quarter 2014	ivyf1_LowestQuarterlyReturnThirdQuarter2014	0.00%
Lowest Quarterly Return, Second Quarter 2014	ivyf1_LowestQuarterlyReturnSecondQuarter2014	0.00%
Lowest Quarterly Return, First Quarter 2014	ivyf1_LowestQuarterlyReturnFirstQuarter2014	0.00%
Lowest Quarterly Return, Fourth Quarter 2013	ivyf1_LowestQuarterlyReturnFourthQuarter2013	0.00%
Lowest Quarterly Return, Third Quarter 2013	ivyf1_LowestQuarterlyReturnThirdQuarter2013	0.00%
Lowest Quarterly Return, Second Quarter 2013	ivyf1_LowestQuarterlyReturnSecondQuarter2013	0.00%
Lowest Quarterly Return, First Quarter 2013	ivyf1_LowestQuarterlyReturnFirstQuarter2013	0.00%
Lowest Quarterly Return, Fourth Quarter 2012	ivyf1_LowestQuarterlyReturnFourthQuarter2012	0.00%
Lowest Quarterly Return, Third Quarter 2012	ivyf1_LowestQuarterlyReturnThirdQuarter2012	0.00%
Lowest Quarterly Return, Second Quarter 2012	ivyf1_LowestQuarterlyReturnSecondQuarter2012	0.00%
Lowest Quarterly Return, First Quarter 2012	ivyf1_LowestQuarterlyReturnFirstQuarter2012	0.00%
Lowest Quarterly Return, Fourth Quarter 2011	ivyf1_LowestQuarterlyReturnFourthQuarter2011	0.00%
Lowest Quarterly Return, Third Quarter 2011	ivyf1_LowestQuarterlyReturnThirdQuarter2011	0.00%
Lowest Quarterly Return, Second Quarter 2011	ivyf1_LowestQuarterlyReturnSecondQuarter2011	0.00%
Lowest Quarterly Return, First Quarter 2011	ivyf1_LowestQuarterlyReturnFirstQuarter2011	0.00%
Lowest Quarterly Return, Fourth Quarter 2010	ivyf1_LowestQuarterlyReturnFourthQuarter2010	0.00%
Lowest Quarterly Return, Third Quarter 2010	ivyf1_LowestQuarterlyReturnThirdQuarter2010	0.00%
Lowest Quarterly Return, Second Quarter 2010	ivyf1_LowestQuarterlyReturnSecondQuarter2010	0.00%
1 Year	rr_AverageAnnualReturnYear01	1.40%
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	0.28%
Ivy Cash Management Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[3],[4]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund.<br/><br/>The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because the Fund has a voluntary waiver that is not reflected above.
1 Year	rr_ExpenseExampleYear01	$ 567
3 Years	rr_ExpenseExampleYear03	817
5 Years	rr_ExpenseExampleYear05	992
10 Years	rr_ExpenseExampleYear10	1,703
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	517
5 Years	rr_ExpenseExampleNoRedemptionYear05	892
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,703
1 Year	rr_AverageAnnualReturnYear01	(3.51%)
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
10 Years	rr_AverageAnnualReturnYear10	0.22%
Ivy Cash Management Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[4]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because the Fund has a voluntary waiver that is not reflected above.
1 Year	rr_ExpenseExampleYear01	$ 171
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	913
10 Years	rr_ExpenseExampleYear10	1,987
1 Year	rr_ExpenseExampleNoRedemptionYear01	171
3 Years	rr_ExpenseExampleNoRedemptionYear03	530
5 Years	rr_ExpenseExampleNoRedemptionYear05	913
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,987
1 Year	rr_AverageAnnualReturnYear01	0.44%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.10%	[5]
10 Years	rr_AverageAnnualReturnYear10	0.09%	[5]
Ivy Cash Management Fund | Morningstar Money Market – Taxable Category Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.40%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	0.21%
Ivy Cash Management Fund | Lipper Money Market Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.52%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	0.29%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares if they were exchanged from Class A shares of another Ivy Fund that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within twelve months of purchase.
[2]	With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
[3]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund.
[4]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because the Fund has a voluntary waiver that is not reflected above.
[5]	(Class C shares of the Fund are not available for direct investments. However, you may continue to exchange into Class C shares from another Ivy Fund.)